Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements.
U.S. GAAP requires enhanced disclosures about investments and non-recurring non-financial assets and non-financial liabilities that are measured and reported at fair value and has established a hierarchal disclosure framework that prioritizes and ranks the level of market price observability used in measuring investments or non-financial assets and liabilities at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Investments and non-financial assets and/or liabilities measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 - Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments included in Level 1 include listed equities and listed derivatives. We do not adjust the quoted price for these investments, even in situations where we hold a large position.
Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. Investments that are generally included in this category include corporate bonds and loans, less liquid and restricted equity securities and certain over-the-counter derivatives. The inputs and assumptions of our Level 2 investments are derived from market observable sources including: reported trades, broker/dealer quotes and other pertinent data.
Level 3 - Pricing inputs are unobservable for the investment and non-financial asset and/or liability and include situations where there is little, if any, market activity for the investment or non-financial asset and/or liability. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. Significant transfers, if any, between the levels within the fair value hierarchy are recognized at the beginning of the reporting period.
Investment
The following table summarizes the valuation of the Investment Funds' investments by the above fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	June 30, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	(in millions)
Investments:
Equity securities:
Basic materials	$81	$—	$—	$81	$128	$—	$—	$128
Communications	318	13	—	331	2,593	—	—	2,593
Consumer, non-cyclical	1,523	—	—	1,523	1,778	26	—	1,804
Consumer, cyclical	371	433	—	804	376	378	—	754
Energy	824	57	—	881	1,644	29	—	1,673
Financial	228	—	—	228	263	—	—	263
Funds	—	216	—	216	—	—	—	—
Industrial	—	—	—	—	—	32	—	32
Technology	253	—	—	253	254	—	—	254
Utilities	50	40	—	90	83	21	—	104
	3,648	759	—	4,407	7,119	486	—	7,605
Corporate debt:
Communications	—	—	—	—	—	84	—	84
Consumer, cyclical	—	—	287	287	—	150	289	439
Financial	—	94	—	94	—	109	—	109
Sovereign debt	—	3	—	3	—	10	—	10
Utilities	—	27	—	27	—	34	—	34
	—	124	287	411	—	387	289	676
Mortgage-backed securities:
Financial	—	164	—	164	—	167	—	167
	3,648	1,047	287	4,982	7,119	1,040	289	8,448
Derivative contracts, at fair value(1)	—	—	—	—	—	3	—	3
	$3,648	$1,047	$287	$4,982	$7,119	$1,043	$289	$8,451
Liabilities
Securities sold, not yet purchased, at fair value:
Equity securities:
Consumer, cyclical	$294	$—	$—	$294	$—	$—	$—	$—
Energy	46	—	—	46	—	—	—	—
Funds	—	208	—	208	4,466	10	—	4,476
	340	208	—	548	4,466	10	—	4,476
Derivative contracts, at fair value(2)	—	92	—	92	—	42	—	42
	$340	$300	$—	$640	$4,466	$52	$—	$4,518

(1)	Included in other assets in our consolidated balance sheets.

(2)	Included in accrued expenses and other liabilities in our consolidated balance sheets.
The changes in investments measured at fair value for which the Investment segment has used Level 3 input to determine fair value are as follows:

	Six Months Ended June 30,
	2012	2011
	(in millions)
Balance at January 1	$289	$329
Gross realized and unrealized gains	2	2
Gross proceeds	(4)	(42)
Balance at June 30	$287	$289

Unrealized gains of $2 million are included in earnings related to Level 3 investments still held at June 30, 2012. Total realized and unrealized gains and losses recorded for Level 3 investments, if any, are reported in net gain from investment activities in our consolidated statements of operations.
The Investment Funds owned one Level 3 corporate debt investment at June 30, 2012.  Fair value was determined through yield analysis of comparable loans to which we applied a risk premium that we determined to be appropriate, which resulted in a lower valuation for our Level 3 investment.  Adjusting the risk premium by 1% in either direction would result in a 3% change in the fair value of the loan.
Other Segments and Icahn Enterprises Holdings
The following table summarizes the valuation of our Automotive and Energy segments and Icahn Enterprises Holdings' investments and derivative contracts by the above fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	June 30, 2012			December 31, 2011
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets	(in millions)
Marketable equity and debt securities	$1	$—	$1	$20	$—	$20
Trading securities	—	60	60	—	—	—
Investments in precious metals	—	—	—	150	—	150
Derivative contracts, at fair value(1)	—	7	7	—	3	3
	$1	$67	$68	$170	$3	$173
Liabilities
Derivative contracts, at fair value(2)	$—	$45	$45	$—	$57	$57

(1)	Amounts are classified within other assets in our consolidated balance sheets.

(2)	Amounts are classified within accrued expenses and other liabilities in our consolidated balance sheets.

Assets measured at fair value on a nonrecurring basis during the six months ended June 30, 2012 are set forth in the table below:

	June 30, 2012
	Level 3
	Asset	Recognized
Category	(Liability)	Loss
	(in millions)
Property, plant and equipment	$29	$19
Intangibles	62	15

Property, plant and equipment with an aggregate carrying value of $48 million were written down to their fair values of $29 million, resulting in an impairment charge of $19 million for the six months ended June 30, 2012. We determined the fair value of these assets by applying probability weighted, expected present value techniques to the estimated future cash flows using assumptions a market participant would utilize and through the use of valuation specialists.
Intangibles with carrying values of $77 million were written down to their fair value of $62 million, resulting in an impairment charge of $15 million, for the six months ended June 30, 2012. The fair values, primarily related to certain trademarks and brand names, are based upon the prospective stream of hypothetical after-tax royalty cost savings discounted at rates that reflect the rates of return appropriate for these intangible assets.

Fair Value Measurements.
U.S. GAAP requires enhanced disclosures about investments and non-recurring non-financial assets and non-financial liabilities that are measured and reported at fair value and has established a hierarchal disclosure framework that prioritizes and ranks the level of market price observability used in measuring investments or non-financial assets and liabilities at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Investments and non-financial assets and/or liabilities measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 - Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments included in Level 1 include listed equities and listed derivatives. We do not adjust the quoted price for these investments, even in situations where we hold a large position.
Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. Investments that are generally included in this category include corporate bonds and loans, less liquid and restricted equity securities and certain over-the-counter derivatives. The inputs and assumptions of our Level 2 investments are derived from market observable sources including: reported trades, broker/dealer quotes and other pertinent data.
Level 3 - Pricing inputs are unobservable for the investment and non-financial asset and/or liability and include situations where there is little, if any, market activity for the investment or non-financial asset and/or liability. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. Significant transfers, if any, between the levels within the fair value hierarchy are recognized at the beginning of the reporting period.
Investment
The following table summarizes the valuation of the Investment Funds' investments by the above fair value hierarchy levels as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments:
Equity securities:
Communications	$2,593	$—	$—	$2,593	$1,945	$—	$—	$1,945
Consumer, non-cyclical	1,778	26	—	1,804	2,227	7	—	2,234
Consumer, cyclical (1)	376	378	—	754	295	318	1	614
Basic materials	128	—	—	128	—	—	—	—
Energy	1,644	29	—	1,673	541	317	—	858
Financial	263	—	—	263	137	—	—	137
Industrial	—	32	—	32	114	1	—	115
Technology	254	—	—	254	405	—	—	405
Utilities	83	21	—	104	100	43	—	143
	7,119	486	—	7,605	5,764	686	1	6,451
Corporate debt:
Communications	—	84	—	84	—	—	—	—
Consumer, cyclical	—	150	289	439	—	157	328	485
Utilities	—	34	—	34	—	—	—	—
Sovereign debt	—	10	—	10	—	—	—	—
Financial	—	109	—	109	—	5	—	5
	—	387	289	676	—	162	328	490
Mortgage-backed securities:
Financial	—	167	—	167	—	206	—	206
	7,119	1,040	289	8,448	5,764	1,054	329	7,147
Derivative contracts, at fair value (2) :	—	3	—	3	—	6	—	6
	$7,119	$1,043	$289	$8,451	$5,764	$1,060	$329	$7,153
Liabilities
Securities sold, not yet purchased, at fair value:
Equity securities:
Consumer, cyclical	$—	$—	$—	$—	$356	$—	$—	$356
Financial	—	—	—	—	58	—	—	58
Index	—	—	—	—	—	5	—	5
Funds	4,466	10	—	4,476	800	—	—	800
	4,466	10	—	4,476	1,214	5	—	1,219
Derivative contracts, at fair value (3) :	—	42	—	42	—	60	—	60
	$4,466	$52	$—	$4,518	$1,214	$65	$—	$1,279

(1)
We consolidated the financial results of Tropicana effective November 15, 2010. As a result, we eliminated our investment in Tropicana at December 31, 2010. As of April 29, 2011, our Investment segment no longer held an investment in Tropicana common stock. See Note 3, "Operating Units-Gaming," for further discussion regarding the history of the Investment Funds' investment in Tropicana.

(2)	Included in other assets in our consolidated balance sheets.

(3)	Included in accrued expenses and other liabilities in our consolidated balance sheets.

The changes in investments measured at fair value for which the Investment segment has used Level 3 input to determine fair value are as follows:

	Year Ended December 31,
	2011	2010
	(in millions)
Balance at January 1	$329	$228
Gross realized and unrealized gains	8	18
Gross proceeds	(48)	(138)
Gross purchases	—	221
Balance at December 31	$289	$329

Unrealized gains of $8 million are included in earnings related to Level 3 investments still held at December 31, 2011. Total realized and unrealized gains and losses recorded for Level 3 investments, if any, are reported in net gain (loss) from investment activities in our consolidated statements of operations.
Other Segments
The following table summarizes the valuation of our Automotive and Metals segments and Icahn Enterprises Holdings investments and derivative contracts by the above fair value hierarchy levels as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(in millions)
Assets
Marketable equity and debt securities	$20	$—	$20	$19	$—	$19
Investments in precious metals	150	—	150	—	—	—
Derivative contracts, at fair value (1) :	—	3	3	—	12	12
	$170	$3	$173	$19	$12	$31
Liabilities
Derivative contracts, at fair value (2) :	$—	$57	$57	$—	$97	$97

(1)	Amounts are classified within other assets in our consolidated balance sheets.

(2)	Amounts are classified within accrued expenses and other liabilities in our consolidated balance sheets.

Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011 and 2010 are set forth in the table below:

	December 31, 2011		December 31, 2010
Category	Level 3 Asset (Liability)	Recognized Loss	Level 3 Asset (Liability)	Recognized Gain (Loss)
	(in millions)
Trademarks and brand names	$280	$(39)	$29	$(4)
Property, plant and equipment	92	(32)	9	(7)
Asset retirement obligation	(4)	—	—	1

Trademarks and brand names with a carrying value of $319 million were written down to their fair value of $280 million, resulting in an impairment charge of $39 million for the year ended December 31, 2011. Trademarks and brand names with a carrying value of $33 million were written down to their fair value of $29 million, resulting in an impairment charge of $4 million for the year ended December 31, 2010.
Property, plant and equipment with a carrying value of $124 million were written down to their fair value of $92 million, resulting in an impairment charge of $32 million for the year ended December 31, 2011. Property, plant and equipment with a carrying value of $16 million were written down to their fair value of $9 million, resulting in an impairment charge of $7 million for the year ended December 31, 2010. We determined the fair value of these assets by applying probability weighted, expected present value techniques to the estimated future cash flows using assumptions a market participant would utilize.
An asset retirement obligation with a carrying value of $4 million was written down to its fair value of $2 million, resulting in a $2 million credit to impairment expense during the year ended December 31, 2011. An asset retirement obligation with a carrying value of $2 million was established in fiscal 2011 related to a facility that is closed. As the fair value of the facility did not support the capitalization of this asset retirement obligation, it was immediately impaired, resulting in a $2 million debit to impairment expense during the year ended December 31, 2011. An asset retirement obligation with a carrying value of $1 million was written down to its fair value of zero, resulting in a $1 million credit to impairment expense for the year ended December 31, 2010.
The following table presents our Automotive segment's defined benefit plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(in millions)
U.S. Plans:
Cash	$669	$—	$669	$—	$—	$—
Investments with registered investment companies:
Equity securities	1	—	1	512	—	512
Fixed income securities	—	—	—	150	—	150
	$670	$—	$670	$662	$—	$662
Non-U.S. Plans:
Insurance contracts	$—	$35	$35	$—	$33	$33
Cash	1	—	1	—	—	—
Investments with registered investment companies:
Fixed income securities	9	—	9	11	—	11
Equity securities	1	—	1	1	—	1
Corporate bonds	—	2	2	—	3	3
Equity securities	—	—	—	—	—	—
Cash	—	—	—	—	—	—
	$11	$37	$48	$12	$36	$48

Federal-Mogul changed investment managers for its U.S. pension plan assets towards the end of fiscal 2011. The transition was implemented on December 31, 2011 and almost all of the plan assets were sold and the proceeds reinvested as funds became available on January 3, 2012. Accordingly, the plans assets were comprised almost entirely of cash at December 31, 2011and then immediately reinvested beginning January 3, 2012 in accordance with Federal-Mogul's investment strategy, which includes a target asset allocation of 50% equity investments, 25% fixed income investments and 25% in other investment types including hedge funds. Approximately 87% of the U.S. plan assets will be invested in actively managed investment funds.
For fiscal 2010, investments with registered investment companies are valued at the closing price reported on the active market on which the funds are traded. Corporate bonds and equity securities are valued at the closing price reported on the active market on which the individual investments are traded. The insurance contracts guarantee a minimum rate of return. Our Automotive segment has no input into the investment strategy of the assets underlying the contracts, but they are typically heavily invested in active bond markets and are highly regulated by local law.
The following table presents our Food Packaging segment's defined benefit plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
U.S. and Non-U.S. Plans:
Asset category:
Cash equivalents	$3	$—	$—	$3	$2	$—	$—	$2
Equity securities	14	29	—	43	19	26	—	45
Fixed income securities	2	11	—	13	16	12	—	28
Other	10	—	27	37	—	—	28	28
	$29	$40	$27	$96	$37	$38	$28	$103

In addition to items that are measured at fair value on a recurring basis, there are also assets and liabilities that are measured at fair value on a nonrecurring basis. As these assets and liabilities are not measured at fair value on a recurring basis, they are not included in the tables above. Assets and liabilities that are measured at fair value on a nonrecurring basis include certain long-lived assets (see Note 3, “Operating Units” and Note 8, “Goodwill and Intangible Assets, Net”), investments in non-consolidated affiliates (see Note 5, “Investment and Related Matters”) and asset retirement obligations (“ARO”) (see Note 17, “Commitments and Contingencies”). We determined that the fair value measurements included in each of these assets and liabilities rely primarily on our assumptions as unobservable inputs that are not publicly available. As such, we have determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy.